Leases - Contractual Maturity for Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022
Leases [Abstract]
2022 (nine months remaining)	$ 1,197
2023	1,926
2024	2,144
2025	2,133
2026	2,179
2027 and thereafter	11,840
Total undiscounted lease liability	21,419
Discount on cash flows	(2,121)
Lease signed, but not yet commenced	(8,669)
Total operating lease liability	$ 10,629	$ 10,900